Loans and Leases Held for Investment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans and Leases Held for Investment, Net

6. Loans and Leases Held for Investment, Net

Loans and leases held for investment as of June 30, 2012 and December 31, 2011 are comprised of the following:

	June 30, 2012	December 31, 2011
Residential mortgages	$5,060,942	$4,556,841
Commercial and commercial real estate	1,846,689	1,165,384
Lease financing receivables	681,205	588,501
Home equity lines	188,820	200,112
Consumer and credit card	7,774	8,443

Total loans and leases held for investment, net of discounts	7,785,430	6,519,281
Allowance for loan and lease losses	(77,393)	(77,765)

Total loans and leases held for investment, net	$7,708,037	$6,441,516

As of June 30, 2012 and December 31, 2011, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	June 30, 2012	December 31, 2011
Net purchased loan and lease discounts	$180,779	$237,170
Net deferred loan and lease origination costs	20,366	19,057

Acquired Credit Impaired (ACI) Loans and Leases—At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss in the event of default to estimate the expected future cash flows for each loan and lease pool.

Information pertaining to the ACI portfolio as of June 30, 2012 and December 31, 2011 is as follows:

	Bank of Florida	Other Acquired Loans	Total
June 30, 2012
Carrying value, net of allowance	$557,008	$488,833	$1,045,841
Outstanding unpaid principal balance or contractual net investment	613,623	508,605	1,122,228
Allowance for loan and lease losses, beginning of year	11,638	4,351	15,989
Allowance for loan and lease losses, end of period	15,828	4,490	20,318

	Bank of Florida	Tygris	Other Acquired Loans	Total
December 31, 2011
Carrying value, net of allowance	$621,116	$—	$522,071	$1,143,187
Outstanding unpaid principal balance or contractual net investment	685,967	—	543,240	1,229,207
Allowance for loan and lease losses, beginning of year	6,189	97	3,695	9,981
Allowance for loan and lease losses, end of year	11,638	—	4,351	15,989

The Company recorded $689 and $269 in provision for loan and lease losses for the ACI portfolio for the three months ended June 30, 2012 and 2011 and $4,329 and $1,093 in provision for loan and lease losses for the ACI portfolio for the six months ended June 30, 2012 and 2011, respectively. The increase in provision is the result of a decrease in expected cash flows on ACI loans.

The following is a summary of the accretable yield activity for the ACI loans during the six months ended June 30, 2012 and 2011:

	Bank of Florida	Other Acquired Loans	Total
June 30, 2012
Balance, beginning of period	$141,750	$65,973	$207,723
Accretion	(18,614)	(12,611)	(31,225)
Reclassifications (from) to accretable yield	(10,723)	1,446	(9,277)

Balance, end of period	$112,413	$54,808	$167,221

	Bank of Florida	Tygris	Other Acquired Loans	Total
June 30, 2011
Balance, beginning of period	$198,633	$9,745	$44,603	$252,981
Additions	—	—	17,295	17,295
Accretion	(24,188)	(2,391)	(5,618)	(32,197)
Reclassifications (from) to accretable yield	(4,587)	1,989	236	(2,362)
Transfer to cost recovery	—	(6,678)	—	(6,678)

Balance, end of period	$169,858	$2,665	$56,516	$229,039

Covered Loans and Leases — Covered loans and leases are acquired and recorded at fair value at acquisition, exclusive of the loss share agreements with the FDIC and the indemnification agreement with former shareholders of Tygris. All loans acquired through the loss share agreement with the FDIC and all loans and leases acquired in the purchase of Tygris are considered covered during the applicable indemnification period.

The following is a summary of the recorded investment of major categories of covered loans and leases outstanding as of June 30, 2012 and December 31, 2011:

	Bank of Florida	Tygris	Total
June 30, 2012
Residential mortgages	$71,153	$—	$71,153
Commercial and commercial real estate	513,867	—	513,867
Lease financing receivables	—	122,633	122,633
Home equity lines	18,150	—	18,150
Consumer and credit card	1,905	—	1,905

Total recorded investment of covered loans and leases	$605,075	$122,633	$727,708

December 31, 2011
Residential mortgages	$74,580	$—	$74,580
Commercial and commercial real estate	569,014	—	569,014
Lease financing receivables	—	176,125	176,125
Home equity lines	19,082	—	19,082
Consumer and credit card	2,345	—	2,345

Total recorded investment of covered loans and leases	$665,021	$176,125	$841,146

8. Loans and Leases Held for Investment, Net

Loans and leases held for investment as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Residential mortgages	$4,556,841	$4,182,785
Commercial and commercial real estate	1,165,384	1,230,128
Lease financing receivables	588,501	451,443
Home equity lines	200,112	224,627
Consumer and credit card	8,443	10,285

	6,519,281	6,099,268
Allowance for loan and lease losses	(77,765)	(93,689)

	$6,441,516	$6,005,579

As of December 31, 2011 and 2010, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	2011	2010
Net purchase loan and lease discounts	$237,170	$393,014
Net deferred loan and lease origination costs	19,057	10,861

During 2011 and 2010, the Company’s significant purchases consisted of $877,827 and $539,645, respectively, in residential mortgages, net of discounts, excluding purchases included in the TCFG and Bank of Florida acquisitions discussed at Note 5.

Lease Financing Receivables—Lease financing receivables are collateralized by a secured interest in the equipment and, in certain circumstances, additional collateral and/or guarantees. As of December 31, 2011 and 2010, the components of net lease financing receivables are as follows:

	2011	2010
Lease financing receivables	$685,836	$650,084
Residuals	41,157	48,797
Unearned income	(84,523)	(97,718)

Lease financing receivables, net of unearned income	642,470	601,163
Net deferred lease origination costs	10,788	4,667
Purchased lease discounts	(64,757)	(154,387)

	588,501	451,443
Allowance for loan and lease losses	(3,766)	(2,454)

Lease financing receivables, net	$584,735	$448,989

As part of the acquisition of lease financing receivables, a discount was recognized on a portion of the lease financing receivables attributable in part to credit quality. The Company has adopted an accounting policy of recognizing discount accretion based on the expected cash flows of the acquired lease financing receivables. This policy results in recognition of the difference between the initial recorded investment and the expected cash flows using the effective interest method.

The following is a schedule of future minimum lease payments to be received on leases held for investment at December 31, 2011:

2012	$254,290
2013	193,786
2014	120,486
2015	70,016
2016	34,280
Thereafter	12,978

$685,836

Concentration of Credit Risk—The Company originates residential mortgages, commercial and commercial real estate loans, home equity loans, credit card loans, and leases nationwide and other consumer loans in Florida. Although the Company’s loan and lease portfolio is diversified, a significant portion of the portfolio is collateralized by real estate and commercial equipment. The Company’s lending policy related to the real estate portfolio requires real estate loan collateral based upon several factors, including certain loan-to-appraised-value ratios and borrower credit history.

For the years ended December 31, 2011 and 2010, the Company did not originate negative amortizing loans. The principal balance of interest-only loans was $1,902,455 and $1,600,876 for residential mortgages and $121,812 and $190,878 for commercial mortgages at December 31, 2011 and 2010, respectively.

The five highest concentration percentages by state for each category of the Company’s loan and lease portfolio and the corresponding states’ percentages of the United States (U.S.) population at December 31, 2011 are as follows:

	Percentage of Loan Portfolio
	Residential Mortgages	Commercial and Commercial Real Estate	Leases	% of U.S. Population
California	18%		14%	12%
Florida	13	81%	8	6
Texas	10	5	12	8
New York	7		7	6
New Jersey	5			3
North Carolina		1		3
Washington		1		2
Illinois			7	4
Georgia		2		3

Loans and Leases Acquired with Evidence of Credit Deterioration—At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss given default to estimate the expected future cash flows for each loan and lease pool.

Acquisition date details of loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2011 and 2010:

	2011	2010
	Total	Bank of Florida	TCFG	Other Acquired Loans	Total
Contractual payments receivable for acquired loans and leases at acquisition	$435,941	$1,310,686	$122,588	$123,282	$1,556,556
Expected cash flows for acquired loans and leases at acquisition	245,654	996,292	44,918	98,549	1,139,759
Basis in acquired loans and leases at acquisition	225,002	807,014	38,794	87,768	933,576

Information pertaining to the acquired portfolio of loans and leases with evidence of credit deterioration as of December 31, 2011 and 2010 is as follows:

	Bank of Florida	TCFG	Other Acquired Loans	Total
2011
Carrying value, net of allowance	$621,116	$—	$522,071	$1,143,187
Outstanding unpaid principal balance or contractual net investment	685,967	—	543,240	1,229,207
Allowance for loan and lease losses, beginning of year	6,189	97	3,695	9,981
Allowance for loan and lease losses, end of year	11,638	—	4,351	15,989
2010
Carrying value, net of allowance	$756,835	$6,742	$437,186	$1,200,763
Outstanding unpaid principal balance or contractual net investment	907,678	43,678	449,267	1,400,623
Allowance for loan and lease losses, beginning of year	—	—	1,533	1,533
Allowance for loan and lease losses, end of year	6,189	97	3,695	9,981

The Company recorded $6,008, $8,448 and $804 in provision for loan and lease losses for the years ended December 31, 2011, 2010 and 2009, respectively, as a result of a decrease in expected cash flows on acquired loans with evidence of credit deterioration.

The following is a summary of the accretable yield activity for the loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2011 and 2010:

	Bank of Florida	TCFG	Other Acquired Loans	Total
Balance, January 1, 2010	$—	$—	$49,976	$49,976
Additions	189,271	6,124	10,780	206,175
Accretion	(30,188)	(4,705)	(16,296)	(51,189)
Reclassifications to accretable yield	39,550	8,326	143	48,019

Balance, December 31, 2010	$198,633	$9,745	$44,603	$252,981
Additions	—	—	20,652	20,652
Accretion	(45,913)	(3,371)	(15,487)	(64,771)
Reclassifications (from) to accretable yield	(10,970)	2,567	23,912	15,509
Transfer from loans held for investment to loans held for sale	—	—	(7,707)	(7,707)
Transfer to cost recovery	—	(8,941)	—	(8,941)

Balance, December 31, 2011	$141,750	$—	$65,973	$207,723

Covered Loans and Leases—Covered loans and leases are acquired and recorded at fair value, exclusive of the loss share agreements with the FDIC and the indemnification agreement with former shareholders of TCFG. All loans acquired through the loss share agreement with the FDIC and all loans and leases acquired in the purchase of TCFG are considered covered during the applicable indemnification period.

The following is a summary of the recorded investment of major categories of covered loans and leases outstanding as of December 31, 2011 and 2010:

	Bank of Florida	TCFG	Total
2011
Residential mortgages	$74,580	$—	$74,580
Commercial and commercial real estate	569,014	—	569,014
Lease financing receivables	—	176,125	176,125
Home equity lines	19,082	—	19,082
Consumer and credit card	2,345	—	2,345

Total recorded investment for covered loans and leases	$665,021	$176,125	$841,146

2010
Residential mortgages	$87,771	$—	$87,771
Commercial and commercial real estate	706,608	—	706,608
Lease financing receivables	—	334,234	334,234
Home equity lines	23,236	—	23,236
Consumer and credit card	4,581	—	4,581

Total recorded investment for covered loans and leases	$822,196	$334,234	$1,156,430